Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Restricted cash	$ 3,252		$ 1,062
Residual value percentage	5.00%
VAT, description	The Company is subject to a VAT rate of 17% before May 1, 2018, 16% on and after May 1, 2018, and a new VAT rate of 13% effective on April 1, 2019. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.
Grants received	$ 145,952	$ 4,671
Shipping and handling costs	454,841	436,619
Advertising costs	66,621	26,114
PRC tax authorities term			5 years
Cash and cash equivalents	1,103,939	7,273,652	$ 5,878,434	$ 7,067,247
Government Grant [Member]
Significant Accounting Policies [Line Items]
Grants received	36,036	109,472
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping and handling costs	$ 70,051	$ 92,087